Note 6 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities, Gross	$ 2,141,000
Deferred Tax Assets, Net of Valuation Allowance	2,149,000	2,080,000
Deferred Tax Assets, Valuation Allowance	942,000	996,000
Income Taxes Paid, Net	100,000	94,000
Operating Loss Carryforwards	5,444,000
Tax Credit Carryforward, Amount	$ 29,000